Related Party Transactions (Narrative) (Details)	12 Months Ended
	Mar. 31, 2020 CAD ($) $ / shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Loans payable to related parties					$ 2,700,625		$ 1,498,907
Loan repayments and related accrued interest		$ 358,873	$ 222,334	$ 38,084
Loan advances		$ 1,630,668	1,000,427	538,215
Operating line of credit					8,000,000
Officers, directors, and companies controlled by officers and directors, and shareholders
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities				$ 57,755	71,697		38,768
Outstanding balance of unconverted convertible debentures	$ 3,125,000					$ 3,075,000
Company beneficially owned by Chairman
Disclosure of transactions between related parties [line items]
Note payable							172,259
Two companies beneficially owned by Chairman and CEO of company
Disclosure of transactions between related parties [line items]
Loans outstanding	$ 3,185,000				$ 120,000	$ 1,430,000	$ 120,000
Explanation of terms and conditions of outstanding balances for related party transaction		These loans were renewals of all outstanding loans to the two companies beneficially owned by the CEO and Chairman on December 30, 2019 and have a maturity date that is the earlier of (i) the date that the GreenPower completes an equity financing of more than Five Million Dollars ($5,000,000) (ii) from receipt of proceeds on the sale of buses in excess of Ten Million Dollars ($10,000,000) or (iii) April 15, 2021, and bear interest at a rate of 12.0% per annum.
Interest rate per annum	12.00%				12.00%
Shareholder
Disclosure of transactions between related parties [line items]
Loan repayments and related accrued interest		$ 586,932	222,334
Loan advances		$ 1,823,771	$ 1,000,427
Director, CEO and Chairman
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit					$ 2,510,000
Joint guarantee amount to support operating line of credit					5,020,000
Operating line of credit					$ 8,000,000
Director, CEO and Chairman | June 29, 2021
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares		4,400,000
Exercise price of non transferrable common share purchase warrants | $ / shares	$ 0.65
Director, CEO and Chairman | March 14, 2022
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares		4,800,000
Exercise price of non transferrable common share purchase warrants | $ / shares	$ 0.60